UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2018

Date of reporting period:  June 30, 2018

Item 1. Schedule of Investments.

CrossingBridge Low Duration High Yield Fund
Schedule of Investments
June 30, 2018 (Unaudited)

	Principal
BANK LOANS - 1.97%	Amount	Value
Crestwood Holdings LLC
9.550% (1 Month USD LIBOR + 7.500%), 03/05/2023 (a)	$116,221	$116,221
Internap Corp.
7.800% (1 Month USD LIBOR + 5.750%), 04/06/2022 (a)	94,523	95,350
Reddy Ice Corp.
7.875% (3 Month USD LIBOR + 5.500%), 05/01/2019 (a)	337,035	336,024
TOTAL BANK LOANS (Cost $542,995)		547,595

COMMERCIAL PAPER - 16.58%
AT&T, Inc.
2.410%, 07/20/2018 (b)	495,000	494,373
2.404%, 07/24/2018 (b)	373,000	372,428
Boston Scientific Corp.
2.379%, 07/12/2018 (b)	511,000	510,625
Campbell Soup Co.
2.258%, 07/24/2018 (b)	600,000	599,145
Constellation Brands, Inc.
2.377%, 07/11/2018 (b)	734,000	733,515
Humana, Inc.
2.489%, 07/20/2018 (b)	675,000	674,109
McKesson Corp.
2.292%, 07/09/2018 (b)	734,000	733,625
Walgreens Boots Alliance, Inc.
2.297%, 07/09/2018 (b)	500,000	499,739
TOTAL COMMERCIAL PAPER (Cost $4,617,559)		4,617,559

CONVERTIBLE BONDS - 6.76%
B2Gold Corp.
3.250%, 10/01/2018 (c)	177,000	177,797
Layne Christensen Co.
4.250%, 11/15/2018	184,000	185,582
Macquarie Infrastructure Corp.
2.875%, 07/15/2019	53,000	52,737
NRG Yield, Inc.
3.500%, 02/01/2019 (d)	480,000	478,750
Ship Finance International Ltd.
5.750%, 10/15/2021 (c)	51,000	52,592
Web.com Group, Inc.
1.000%, 08/15/2018	550,000	548,869
Yandex NV
1.125%, 12/15/2018 (c)	388,000	385,239
TOTAL CONVERTIBLE BONDS (Cost $1,876,185)		1,881,566

CORPORATE BONDS - 71.67%
Accommodation and Food Services - 2.48%
MGM Resorts International
8.625%, 02/01/2019	669,000	689,070
Administrative and Support and Waste Management and Remediation Services - 1.38%
Clean Harbors, Inc.
5.250%, 08/01/2020	381,000	382,905
Arts, Entertainment, and Recreation - 0.96%
Rivers Pittsburgh Borrower LP
6.125%, 08/15/2021 (d)	269,000	266,983
Construction - 1.41%
Lennar Corp.
4.125%, 12/01/2018	392,000	393,176
Finance and Insurance - 2.16%
Icahn Enterprises LP
6.000%, 08/01/2020	594,000	601,796

Information - 23.07%
ACI Worldwide, Inc.
6.375%, 08/15/2020 (d)	295,000	296,106
CCO Holdings LLC
5.250%, 03/15/2021	538,000	542,035
HC2 Holdings, Inc.
11.000%, 12/01/2019 (d)	871,000	888,420
Infor US, Inc.
5.750%, 08/15/2020 (d)	444,000	450,105
Inmarsat Finance PLC
4.875%, 05/15/2022 (c)(d)	534,000	527,325
Lee Enterprises, Inc.
9.500%, 03/15/2022 (d)	750,000	786,562
Level 3 Financing, Inc.
6.125%, 01/15/2021	690,000	695,175
Mediacom Broadband Corp.
5.500%, 04/15/2021	585,000	593,044
Qwest Capital Funding, Inc.
6.500%, 11/15/2018	582,000	589,828
Sprint Communications, Inc.
9.000%, 11/15/2018 (d)	782,000	798,618
TEGNA, Inc.
5.125%, 10/15/2019	255,000	255,319
		6,422,537
Manufacturing - 17.02%
A. Schulman, Inc.
6.875%, 06/01/2023	509,000	537,886
Amkor Technology, Inc.
6.625%, 06/01/2021	645,000	642,178
Ardagh Packaging Finance PLC
6.000%, 06/30/2021 (c)(d)	652,000	660,150
Briggs & Stratton Corp.
6.875%, 12/15/2020	77,000	82,197
Edgewell Personal Care Co.
4.700%, 05/19/2021	244,000	244,610
EMC Corp.
5.875%, 06/15/2021 (d)	621,000	631,012
European Lingerie Group AB
7.750% (3 Month EURIBOR + 7.750%), 02/22/2021 (a)(c)	200,000	237,262
Greif, Inc.
7.750%, 08/01/2019	286,000	297,440
Hexion, Inc.
6.625%, 04/15/2020	100,000	93,890
INVISTA Finance LLC
4.250%, 10/15/2019 (d)	165,000	165,619
NCR Corp.
4.625%, 02/15/2021	248,000	246,760
Northrop Grumman Innovation Systems, Inc.
5.250%, 10/01/2021	160,000	164,520
Reynolds Group Issuer, Inc.
5.750%, 10/15/2020	381,828	383,737
Xerium Technologies, Inc.
9.500%, 08/15/2021	332,000	350,675
		4,737,936
Mining, Quarrying, and Oil and Gas Extraction - 2.58%
Largo Resources Ltd.
9.250%, 06/01/2021 (c)(d)	135,000	135,675
Lundin Mining Corp.
7.875%, 11/01/2022 (c)(d)	521,000	548,092
McDermott Technologies Americas, Inc.
10.625%, 05/01/2024 (d)	32,000	33,440
		717,207
Professional, Scientific, and Technical Services - 3.21%
Nielsen Finance LLC
4.500%, 10/01/2020	758,000	758,948
		894,623

Real Estate and Rental and Leasing - 2.70%
Bulk Industrier AS
7.520% (3 Month NIBOR + 6.500%), 05/26/2021 (a)(c)	1,000,000	123,500
Crescent Communities LLC
8.875%, 10/15/2021 (d)	238,000	252,280
Realogy Group LLC
5.250%, 12/01/2021 (d)	378,000	376,582
		752,362
Retail Trade - 5.77%
GameStop Corp.
5.500%, 10/01/2019 (d)	432,000	434,700
Michaels Stores, Inc.
5.875%, 12/15/2020 (d)	570,000	575,044
The William Carter Co.
5.250%, 08/15/2021	589,000	597,467
		1,607,211
Transportation and Warehousing - 4.55%
Borealis Finance LLC
7.500%, 11/16/2022 (c)(d)	125,000	123,956
Containerships Oyj
6.250% (3 Month EURIBOR + 6.250%), 11/22/2021 (a)(c)	192,520	224,392
Dynagas Finance, Inc.
6.250%, 10/30/2019 (c)	355,000	356,775
Expedia Group, Inc.
7.456%, 08/15/2018	84,000	84,455
Iron Mountain, Inc.
4.375%, 06/01/2021 (d)	164,000	164,154
Songa Bulk ASA
6.833% (3 Month USD LIBOR + 4.500%), 06/13/2022 (a)(c)(d)	300,000	311,979
		1,265,711
Utilities - 1.67%
Vistra Energy Corp.
7.375%, 11/01/2022	445,000	466,138
Wholesale Trade - 3.20%
Anixter, Inc.
5.625%, 05/01/2019	163,000	166,464
Gibraltar Industries, Inc.
6.250%, 02/01/2021	716,000	723,160
		889,624
TOTAL CORPORATE BONDS (Cost $19,978,979)		19,951,604

SHORT-TERM INVESTMENTS - 2.03%	Shares
MONEY MARKET FUND - 2.03%
First American Treasury Obligations Fund - Class X, 1.767% (e)	564,467	564,467
TOTAL SHORT-TERM INVESTMENTS (Cost $564,467)		564,467

Total Investments (Cost $27,580,185) - 99.01%		27,562,791
Other Assets in Excess of Liabilities - 0.99%		276,732
Total Net Assets - 100.00%		$27,839,523

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at June 30, 2018.
(b)	Zero coupon bond. The effective yield is listed.
(c)	Foreign issued security.
(d)	Securities issued pursant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933.
(e)	Seven day yield as of June 30, 2018.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The CrossingBridge Low Duration High Yield Fund (the “Fund”) represents a distinct diversified series with its own investment objective and policies within the Trust. The investment objective of the Fund is high current income and capital appreciation consistent with the preservation of capital using low duration mandate. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held. The Fund’s inception date was January 31, 2018 and it commenced investment operations on February 1, 2018. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by CrossingBridge Advisors, LLC (“Adviser”), the Fund’s investment adviser. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Swap agreements, such as credit default swaps, interest rate swaps and currency swaps, are priced by an approved independent pricing service (“Pricing Service”). Forward currency contracts are valued at the mean between the bid and asked prices by an approved Pricing Service. Commodities futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading. Rights and warrants are valued at the last sale price at the close of the exchange on which the security is primarily traded. Bank loans are valued at prices supplied by a Pricing Service, if available, and otherwise will be valued at the most recent bid quotations or evaluated prices, as applicable, based on quotations or prices obtained from one or more broker-dealers known to follow the issue.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including corporate bonds, bank loans, and short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using constant yield method over the life of the security.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.

These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of June 30, 2018:

CrossingBridge Low Duration High Yield Fund
	Level 1	Level 2	Level 3	Total
Assets(1):
Bank Loans	$-	$547,595	$-	$547,595
Commercial Paper	-	4,617,559	-	4,617,559
Convertible Bonds	-	1,881,566	-	1,881,566
Corporate Bonds	-	19,951,604	-	19,951,604
Money Market Funds	564,467	-	-	564,467
Total Assets	$564,467	$26,998,324	$-	$27,562,791

(1) See the Schedule of Investments for industry classifications.

The Fund did not have any transfers between any levels for the period ended June 30, 2018. It is the Fund’s policy to record transfers between levels at the end of the reporting period.

The Fund did not hold any Level 3 inputs at the end of the period.

The Fund did not invest in derivative securities or engage in hedging activities during the period ended June 30, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
   John Buckel, President

Date             8/21/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
 John Buckel, President

Date       8/21/18

By (Signature and Title)* /s/ Jennifer Lima
  Jennifer Lima, Treasurer

Date        8/21/18

* Print the name and title of each signing officer under his or her signature.